Supplemental disclosure with respect to cash flows (Narrative) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Interest payments	$ 3,291,295	$ 483,622
Number of shares issued for non-transferable share purchase warrants		765,795
Share purchase warrants issued as finders fees		$ 233,275
Shares issued for debt settlement (shares)			360,000
Shares issued on settlement of loan/debt			$ 65,192
Shares issued on settlement of loan		$ 83,941
Shares issued on settlement of loan (shares)		50,000
Shares issued on purchase of a building (Shares)	3,983,886
Shares issued for purchase of a building	$ 4,136,646
Shares issued on purchase of Swell Companies (shares)	1,266,667
Shares issued on purchase of Swell Companies	$ 1,130,363
Shares issued on purchase of Swell Companies two (Shares)	7,015,238
Shares issued - partial settlement of EFF share payment note (shares)	368,688	940,810
Shares issued - partial settlement of EFF share payment note	$ 368,688	$ 832,162
Shares issued on upon the conversion of debentures (Shares)	8,016,388	36,850,000
Shares issued on upon the conversion of debentures	$ 4,539,991	$ 25,479,998
Shares issued on conversion of a portion of a convertible promissory note (Shares)	977,479
Shares issued on conversion of a portion of a convertible promissory note	$ 660,647
Transfer from reserves to share capital on exercise of warrants	289,159
Transfer from reserves to share capital on exercise of options	$ 38,952
Phantom Farms
Shares issued on purchase of a building (Shares)	2,670,000
Shares issued on purchase of Phantom Farms	$ 2,507,138
Swell Companies Limited ("Swell")
Shares issued on purchase of a building (Shares)	8,281,905
Shares issued on purchase of Swell Companies (shares)	1,266,667
Shares issued on purchase of Swell Companies	$ 1,130,363
Shares issued on purchase of Swell Companies two (Shares)	7,015,238
shares issued on purchase of Swell Companies two	$ 3,796,815
Silver State acquisition
Shares issued on purchase of a building (Shares)		12,500,000
Shares issued on purchase of acquisition		$ 8,951,375